Administrative, operative, and project expenses	12 Months Ended
Dec. 31, 2024
Administrative, operative, and project expenses
Administrative, operative, and project expenses

27.Administrative, operative, and project expenses

	2024	2023	2022
Administrative expenses
Labor expenses	2,193,890	2,029,110	1,663,464
General expenses	2,402,505	2,378,606	2,040,773
Taxes	80,480	82,692	57,944
Depreciation and amortization	426,228	535,389	573,514
	5,103,103	5,025,797	4,335,695
Operations and project expenses
Exploration costs (1)	1,769,785	2,088,922	1,512,268
Commissions fees freights and services	1,685,112	1,682,602	1,326,184
Taxes	819,480	838,977	781,181
Labor expenses	440,670	393,595	363,838
Fee for regulatory entities	219,079	288,212	192,094
Maintenance	173,113	107,832	162,383
Depreciation and amortization	125,229	71,916	145,106
Others	415,183	230,106	260,574
	5,647,651	5,702,162	4,743,628
(1)	As of December 31, 2024, exploration expenses mainly include: i) the disposals of the Orca1, Arantes1, Machin1, and Morito1 wells and seismic work and studies at Ecopetrol S.A., ii) at Hocol S.A. the disposals of the Milonga, Yoda A, Arbolito Norte, Sabanales, Toritos, and Saltador wells and exploration and seismic expenses mainly at Llanos, VIM8, Perdices, Cor-9, SN-18, SSJN1, Upar, YD SN-1, SN-15, RC-7, and iii) the Pau Brasil well and exploration and seismic expenses at Ecopetrol Brasil.